STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income / (loss)	$ 1,171,077	$ (326,695)
Adjustments to reconcile net income / (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	155,728	115,056
Gain on disposal of fixed assets	(19,327)
Amortization of operating right of use asset	307,143
Changes in operating assets and liabilities:
Accounts receivable		74,452
Inventories	(232,520)	163,062
Prepaid expenses and other current assets	(19,254)	(12,196)
Other assets		10,721
Accounts payable	(64,362)	(103,192)
Accrued expenses	74,886	(6,221)
Contract Liability	(64,718)	(64,403)
Due to related party		(119,980)
Net cash provided by (used in) operating activities	1,308,653	(269,396)
Investing activities
Proceeds from sale of equipment	349,744
Purchases of property and equipment	(525,196)	(675,740)
Net cash used in investing activities	(175,452)	(675,740)
Financing activities
Capital contributions from Parent, net	262,156	1,254,494
Proceeds from EIDL Loan	499,900
Repayment of note payable related party	(497,650)
Operating lease liabilities	(275,605)	(117,533)
Payment of capital lease obligations	(445,760)
Net cash (used in) provided by financing activities	(456,959)	1,136,961
Net increase in cash	676,242	191,825
Cash at beginning of year	215,574	23,749
Cash at end of year	891,816	215,574
Noncash investing and financing activities:
Operating right of use assets obtained in exchange for operating lease liabilities	$ 1,586,738